Property, Plant and Equipment (“PP&E”) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Capitalized to inventory	$ 161	$ 766	$ 925